STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

2. STOCK OPTIONS

A summary of the Company’s stock option activity during the three months ended June 30, 2021 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2021	5,997,544	$0.84
Granted	-
Exercised	-
Expired	-	-
Cancelled	-	-
Balance outstanding at June 30, 2021	5,997,544	$0.84
Balance exercisable at June 30, 2021	5,997,544	$0.84

A summary of the Company’s stock options outstanding and exercisable as of June 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, June 30, 2021	750,000	$0.30	$0.30
	2,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	5,997,544
Options Exercisable, June 30, 2021	750,000	$0.30	$0.30
	2,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	5,997,544

During the three months ended June 30, 2021, we expensed total stock-based compensation related to stock options of $46,539. There is no remaining unamortized cost of the outstanding stock-based awards at June 30, 2021. At June 30, 2021, the 5,997,544 outstanding stock options had no intrinsic value.

5. STOCK BASED COMPENSATION

Stock options issued during fiscal 2021

The Company granted no option awards during the year ended March 31, 2021.

Stock options issued during fiscal 2020

During the year ended March 31, 2020, the Company granted to directors and employees options to purchase an aggregate of 3,250,000 shares of the Company’s Common Stock with exercise prices of between $0.30 to $0.35 per share, that expire ten years from the date of grant, and all have vesting periods of up to 24 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton Option Pricing model based on the following assumptions: (i) volatility rate of 176.50%, (ii) discount rate of 1.73%, (iii) zero expected dividend yield, and (iv) expected life of 6 years, which is the average of the term of the options and their vesting periods. The total fair value of the option grants to employees at their grant dates was approximately $1,026,000.

During the years ended March 31, 2021 and 2020, total stock-based compensation expense related to vested stock options was $461,856 and $626,668, respectively. At March 31, 2021, the remaining unamortized cost of the outstanding stock-based awards was approximately $74,000 and will be amortized on a straight-line basis over a weighted average remaining vesting period of 2 years.

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2020 and 2021 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2019	3,456,710	$1.40
Granted	3,250,000	0.34
Exercised	-	-
Expired	-	-
Forfeited	(160,000)	1.92
Balance outstanding at March 31, 2020	6,546,710	$0.89
Granted	-	-
Exercised	-
Expired	(32,500)	2.17
Forfeited	(516,666)	1.42
Balance outstanding at March 31, 2021	5,997,544	$0.91
Balance exercisable at March 31, 2021	4,622,544	$1.42

At March 31, 2021, the 5,997,544 outstanding stock options had no intrinsic value.

A summary of the Company’s stock options outstanding and exercisable as of March 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, March 31, 2021	750,000	$0.30	$0.30
	2,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	5,997,544
Options Exercisable, March 31, 2021	375,000	$0.30	$0.30
	1,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	4,622,544